UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: 06/30/2011

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2011

		VALUE
		-------------
COMMON STOCKS -- 93.30%
	Consumer Discretionary - Durables &
	Apparel -- 0.66%
700,000	Newell Rubbermaid, Inc.	$ 11,046,000
		--------------

	Consumer Discretionary - Media -- 1.26%
346,500	Morningstar, Inc.	21,060,270
		--------------

	Consumer Discretionary - Retailing -- 12.26%
1,298,600	Aaron's, Inc.	36,698,436
669,100	Jos. A. Bank Clothiers, Inc. *	33,461,691
800,000	Kohl's Corporation	40,008,000
590,000	LKQ Corporation *	15,393,100
772,476	O'Reilly Automotive, Inc. *	50,604,903
736,160	Penske Automotive Group, Inc.	16,740,278
684,786	Sally Beauty Company, Inc. *	11,709,841
		--------------
		204,616,249
		--------------
	Consumer Discretionary - Services -- 0.06%
50,000	InterContinental Hotels Group PLC	1,033,500
		--------------

	Consumer Staples - Food & Staples
	Retailing -- 3.69%
1,450,000	Walgreen Co.	61,567,000
		--------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 3.85%
700,000	Philip Morris International Inc.	46,739,000
5,000	Ralcorp Holdings, Inc. *	432,900
665,300	Seneca Foods Corporation - Class A *	17,018,374
		--------------
		64,190,274
		--------------
	Energy -- 11.19%
300,000	Apache Corporation	37,017,000
1,141,300	Inergy, L.P.	40,356,368
230,000	Kayne Anderson Energy Development Company	4,169,900
700,000	Kayne Anderson Energy Total Return Fund, Inc.	20,748,000
600,000	Kayne Anderson Midstream/Energy Fund, Inc.	15,048,000
700,000	Kayne Anderson MLP Investment Company	21,175,000
735,513	Kinder Morgan Management, LLC *	48,242,269
		--------------
		186,756,537
		--------------
	Financials - Diversified -- 7.89%
839,900	Affiliated Managers Group, Inc. *	85,207,855
600,000	Duff & Phelps Corporation - Class A	7,698,000
1,134,785	Leucadia National Corporation	38,696,168
		--------------
		131,602,023
		--------------
	Financials - Insurance -- 3.14%
900,000	Loews Corporation	37,881,000
450,000	W.R. Berkley Corporation	14,598,000
		--------------
		52,479,000
		--------------
	Financials - Real Estate -- 0.89%
1,520,950	Cohen & Steers Quality Income Realty Fund,
	Inc.	14,859,681
		--------------

	Health Care - Equipment & Services -- 3.85%
250,000	C.R. Bard, Inc.	27,465,000
557,500	Covidien plc	29,675,725
115,100	Sirona Dental Systems, Inc. *	6,111,810
46,400	VCA Antech, Inc. *	983,680
		--------------
		64,236,215
		--------------
	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 11.31%
1,000,000	Gilead Sciences, Inc. *	41,410,000
174,400	Mettler-Toledo International Inc. *	29,416,048
750,000	Teva Pharmaceutical Industries Ltd.	36,165,000
825,688	Thermo Fisher Scientific Inc. *	53,166,050
550,000	Valeant Pharmaceuticals International, Inc. *	28,578,000
		--------------
		188,735,098
		--------------
	Industrials - Capital Goods -- 10.33%
1,220,400	AECOM Technology Corporation *	33,365,736
1,303,300	Oshkosh Corporation *	37,717,502

380,000	Snap-on Incorporated	$ 23,742,400
358,910	W.W. Grainger, Inc.	55,146,522
643,695	Woodward Inc.	22,439,208
		--------------
		172,411,368
		--------------
	Industrials - Commercial & Professional
	Services -- 5.75%
906,500	Copart, Inc. *	42,242,900
915,303	Healthcare Services Group, Inc.	14,873,674
950,000	Republic Services, Inc.	29,307,500
270,000	United Stationers Inc.	9,566,100
		--------------
		95,990,174
		--------------
	Industrials - Transportation -- 1.87%
550,000	Kirby Corporation *	31,168,500
		--------------

	Information Technology - Hardware &
	Equipment -- 1.10%
856,700	Molex Incorporated - Class A	18,401,916
		--------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 0.79%
350,000	Microchip Technology Incorporated	13,268,500
		--------------

	Information Technology - Software &
	Services -- 6.41%
563,300	Fiserv, Inc. *	35,279,479
180,000	MasterCard Incorporated - Class A	54,241,200
300,000	Paychex, Inc.	9,216,000
140,700	Solera Holdings, Inc.	8,323,812
		--------------
		107,060,491
		--------------
	Materials -- 7.00%
350,000	AptarGroup, Inc.	18,319,000
1,600,000	Ball Corporation	61,536,000
300,000	RPM International, Inc.	6,906,000
423,725	Stepan Company	30,042,102
		--------------
		116,803,102
		--------------
	TOTAL COMMON STOCKS
	(cost $1,035,143,519)	1,557,285,898
		--------------

SHORT-TERM INVESTMENTS -- 6.49%
	Commercial Paper - 6.29%
$2,900,000	Prudential Financial, Inc. 07/01/11, 0.18%	2,900,000
4,000,000	UnitedHealth Group Incorporated 07/01/11,
	0.31%	4,000,000
2,300,000	VW Credit, Inc. 07/05/11, 0.28%	2,299,929
3,375,000	Wisconsin Energy Corporation 07/06/11, 0.30%	3,374,859
3,125,000	Bacardi-Martini B.V. 07/07/11, 0.30%	3,124,844
5,000,000	Wisconsin Energy Corporation 07/07/11, 0.27%	4,999,775
5,000,000	VW Credit, Inc. 07/08/11, 0.29%	4,999,718
3,000,000	Sherwin-Williams Company (The) 07/11/11,
	0.17%	2,999,858
3,000,000	BMW US Capital, LLC 07/12/11, 0.28%	2,999,743
5,000,000	Clorox Company (The) 07/12/11, 0.27%	4,999,588
5,525,000	General Mills, Inc. 07/13/11, 0.17%	5,524,687
500,000	Bacardi-Martini B.V. 07/14/11, 0.33%	499,940
5,000,000	Aetna Inc. 07/15/11, 0.26%	4,999,495
2,695,000	BMW US Capital, LLC 07/18/11, 0.30%	2,694,618
4,000,000	H.J. Heinz Finance Company 07/18/11, 0.18%	3,999,660
6,000,000	Clorox Company (The) 07/19/11, 0.26%	5,999,220
3,600,000	BMW US Capital, LLC 07/20/11, 0.29%	3,599,449
4,325,000	VW Credit, Inc. 07/20/11, 0.29%	4,324,338
3,755,000	Anheuser-Busch InBev Worldwide Inc. 07/21/11,
	0.22%	3,754,541
5,100,000	Anheuser-Busch InBev Worldwide Inc. 07/21/11,
	0.22%	5,099,377
5,000,000	VW Credit, Inc. 07/22/11, 0.29%	4,999,154
5,000,000	Anheuser-Busch InBev Worldwide Inc. 07/25/11
	0.22%	4,999,267
3,875,000	General Mills, Inc. 07/26/11, 0.16%	3,874,570
5,675,000	Clorox Company (The) 07/27/11, 0.22%	5,674,098
5,000,000	Bacardi U.S.A., Inc. 07/28/11, 0.32%	4,998,800
3,175,000	Stanley Black & Decker Inc. 08/31/11, 0.30%	3,173,386
		--------------
		104,912,914
		--------------
	Variable Rate Security - 0.20%
3,304,964	American Family Financial Services, Inc.(1)
	07/01/11, 0.10%	3,304,964
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $108,217,878)	108,217,878
		--------------

	TOTAL SECURITY HOLDINGS

(cost $1,143,361,397) - 99.79%	1,665,503,776
--------------

ASSETS, NET OF OTHER LIABILITIES - 0.21%	3,568,507
--------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$1,669,072,283
--------------
--------------

*	Non-income producing.
(1)	Subject to a demand feature as defined by the Securities and Exchange Commission.

As of June 30, 2011, investment cost for federal tax purposes was $1,143,127,034 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$551,924,671
Unrealized depreciation	(29,547,929)
------------
Net unrealized appreciation	$522,376,742
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$1,557,285,898
Level 2 -
Commercial Paper	104,512,914
Variable Rate Security	3,304,964
Level 3 -
None	--
--------------
Total	$1,665,503,776
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/26/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 08/26/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/26/2011